Borrowed Funds	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Borrowed Funds

Borrowed funds were comprised of option advance borrowings from the FHLB of Boston of $11.8 million and $22.3 million and secured customer repurchase agreement sweeps of $4.0 million and $6.7 million at December 31, 2012 and 2011, respectively.

The FHLB of Boston option advance borrowings are a mix of straight bullets, balloons and amortizers with maturities through 2027. All of the FHLB of Boston borrowings had fixed interest rates ranging from 0.99% to 5.52% at December 31, 2012 and ranging from 2.25% to 5.61% at December 31, 2011. The weighted average interest rates on the borrowings were 3.98% and 4.06% at December 31, 2012 and 2011, respectively.

The contractual payments due for FHLB of Boston option advance borrowings as of December 31, 2012 were as follows:

(Dollars in thousands)
2013	$716
2014	750
2015	477
2016	437
2017	3,007
Thereafter	6,371
$11,758

As of December 31, 2012, the Bank's total FHLB of Boston borrowing capacity, based on its holding of FHLB of Boston stock, was $27.4 million, of which $15.6 million was unused and available for additional borrowings of either a short-term or long-term nature.

Collateral on FHLB of Boston borrowings consists of FHLB of Boston stock purchased by Union, all funds placed on deposit with the FHLB of Boston, qualified first mortgages held by Union, and any additional holdings which may be pledged as security.

Union also maintains lines of credit with correspondent banks for the purchase of overnight federal funds. As of December 31, 2012, the total available amount on these lines was $12.0 million, with no outstanding borrowings. Interest on these borrowings is chargeable at the federal funds rate at the time of the borrowing and is payable daily. Union had no borrowings from the Federal Reserve discount window or on Company repurchase agreement lines of credit at December 31, 2012 or 2011.

Secured customer repurchase agreement sweeps amounted to $4.0 million and $6.7 million at December 31, 2012 and 2011, respectively. These agreements are collateralized by U.S. Government-sponsored enterprise securities with a book value of $4.4 million and fair value of $4.5 million at December 31, 2012 and a book value and fair value of $7.5 million at December 31, 2011. The average daily balance of these repurchase agreement sweeps was $3.3 million and $2.7 million during 2012 and 2011 with weighted average interest rates of 0.51% and 0.59%, respectively. The maximum borrowings outstanding on these agreements during 2012 and 2011 was $6.6 million and $7.4 million, respectively. These repurchase agreements mature the next business day and carried weighted average interest rates of 0.38% and 0.58% as of December 31, 2012 and 2011, respectively.